INCOME TAXES - Summary of significant components of deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Payroll and welfare payable	¥ 11,635	¥ 12,131
Accrued expenses	10,198	16,199
Allowance for uncollectible receivables, contract assets, loans receivable and others	56,164	37,932
Net loss carryforward	13,495	13,595
Others	11,435	44,216
Gross deferred tax assets	102,927	124,073
Valuation allowances	(4,102)	(1,909)
Net deferred tax assets	98,825	122,164
Deferred tax liabilities
Uncollected revenues	(57,890)	(53,872)
Total deferred tax liabilities	(57,890)	(53,872)
Deferred tax assets, net	¥ 40,935	¥ 68,292